Shareholder Report, Line Graph (Details) - USD ($)										12 Months Ended
	Oct. 02, 2023	Mar. 10, 2022	May 27, 2021	Dec. 19, 2019	May 01, 2019	Dec. 28, 2018	Dec. 26, 2018	Dec. 19, 2018	Dec. 21, 2017	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000206903
Account Value [Line Items]
Line Graph and Table Measure Name								Alta Quality Growth Fund - I
Account Value								$ 10,000		$ 20,308	$ 20,308		$ 15,949	$ 13,177	$ 18,163	$ 14,194	$ 12,570
C000206932
Account Value [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Micro-Cap Equity Fund - Institutional
Account Value						$ 10,000				$ 14,166	$ 14,166		13,658	12,373	18,161	9,344	10,850
C000244274
Account Value [Line Items]
Line Graph and Table Measure Name											FullerThaler Behavioral Mid-Cap Equity Fund - Institutional
Account Value	$ 10,000									$ 12,813	$ 12,813
C000206947
Account Value [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Mid-Cap Value Fund - A
Account Value		$ 9,425								$ 11,291	11,291		8,865	8,324
C000225339
Account Value [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Mid-Cap Value Fund - C
Account Value		10,000								$ 11,822	11,822		9,329	8,806
C000196718
Account Value [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Mid-Cap Value Fund - Institutional
Account Value									$ 10,000	$ 18,807	18,807		14,709	13,767	14,804	9,667	10,803	$ 10,280
C000196717
Account Value [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Mid-Cap Value Fund - Investor
Account Value									10,000	$ 18,452	18,452		14,479	13,592	14,651	9,594	10,747	10,250
C000196719
Account Value [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Mid-Cap Value Fund - R6
Account Value									10,000	$ 18,931	18,931		14,790	13,830	14,854	9,691	10,818	10,280
C000206944
Account Value [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Small-Cap Equity Fund - A
Account Value								9,425		$ 23,330	23,330		17,235	14,521	16,344	10,984	11,244
C000206943
Account Value [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Small Cap Eq - C
Account Value								10,000		$ 23,904	23,904		17,760	15,054	17,050	11,522	11,872
C000161067
Account Value [Line Items]
Line Graph and Table Measure Name												FullerThaler Behavioral Small-Cap Equity Fund - Institutional
Account Value										33,141	33,141	$ 10,000	24,413	20,510	23,020	15,425	15,758	16,528	$ 14,945	$ 11,658	$ 10,062
C000161065
Account Value [Line Items]
Line Graph and Table Measure Name												FullerThaler Behavioral Small-Cap Equity Fund - Investor
Account Value										32,356	32,356	$ 10,000	23,903	20,146	22,674	15,238	15,614	16,416	14,876	11,625	10,044
C000161066
Account Value [Line Items]
Line Graph and Table Measure Name												FullerThaler Behavioral Small-Cap Equity Fund - R6
Account Value										$ 33,544	33,544	$ 10,000	24,682	20,714	23,225	15,548	15,868	16,622	15,018	11,700	10,075
C000206945
Account Value [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Small-Cap Growth Fund - A
Account Value								9,423		$ 24,744	24,744		18,088	14,833	20,827	13,386	10,385
C000206946
Account Value [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Small-Cap Growth Fund - C
Account Value								$ 10,000		$ 25,522	25,522		18,752	15,457	21,807	14,089	10,980
C000196715
Account Value [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Small-Cap Growth Fund - Institutional
Account Value									$ 10,000	$ 26,266	26,266		19,138	15,639	21,895	14,030	10,845	13,465
C000196714
Account Value [Line Items]
Line Graph and Table Measure Name									FullerThaler Behavioral Small-Cap Growth Fund - Investor
Account Value									$ 10,000	25,796	25,796		18,850	15,450	21,680	13,930	10,800	13,440
C000196716
Account Value [Line Items]
Line Graph and Table Measure Name									FullerThaler Behavioral Small-Cap Growth Fund - R6
Account Value									$ 10,000	$ 26,420	26,420		19,233	15,706	21,960	14,060	10,865	13,475
C000206937
Account Value [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Small-Mid Core Equity Fund - A
Account Value		$ 9,424								$ 11,542	11,542		9,058	7,663
C000206938
Account Value [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Small-Mid Core Equity Fund - Institu
Account Value							$ 10,000			$ 21,803	21,803		17,047	14,373	18,457	12,055	11,980
C000206942
Account Value [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Unconstrained Equity Fund - A
Account Value			$ 9,426							$ 12,565	12,565		8,862	7,327	9,481
C000225342
Account Value [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Unconstrained Equity Fund - C
Account Value			$ 10,000							$ 13,169	13,169		9,293	7,710	10,042
C000206939
Account Value [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Unconstrained Equity Fund - Institut
Account Value							10,000			$ 25,631	25,631		18,049	14,887	19,196	13,820	12,905
C000206941
Account Value [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Unconstrained Equity Fund - R6
Account Value							$ 10,000			$ 25,744	25,744		18,132	14,946	19,250	13,848	12,915
C000211210
Account Value [Line Items]
Line Graph and Table Measure Name					Guardian Capital Dividend Growth Fund - I
Account Value					$ 10,000					18,510	18,510		14,131	11,884	13,369	11,407	10,708
C000216962
Account Value [Line Items]
Line Graph and Table Measure Name				Guardian Capital Fundamental Global Equity Fund - I
Account Value				$ 10,000						15,154	15,154		12,477	10,166	12,893	10,639
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								$ 10,000		25,308	25,308		18,561	15,261	18,055	13,888	12,061
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000 Equal Weight Index Total Return
Account Value						$ 10,000				19,645	19,645		15,792	14,352	17,026	12,049	11,730
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index Total Return
Account Value	$ 10,000									12,638	12,638
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Equal Weight Index Total Return
Account Value		$ 10,000								11,514	11,514		9,255	8,412
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Equal Weight Index Total Return
Account Value		$ 10,000								11,514	11,514		9,255	8,412
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000 Equal Weight Index Total Return
Account Value									$ 10,000	17,807	17,807		14,314	13,009	15,433	10,922	10,632	10,814
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000 Equal Weight Index Total Return
Account Value									$ 10,000	17,807	17,807		14,314	13,009	15,433	10,922	10,632	10,814
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000 Equal Weight Index Total Return
Account Value									$ 10,000	17,807	17,807		14,314	13,009	15,433	10,922	10,632	10,814
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000 Equal Weight Index Total Return
Account Value								$ 10,000		19,432	19,432		15,620	14,196	16,841	11,918	11,602
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000 Equal Weight Index Total Return
Account Value								$ 10,000		19,432	19,432		15,620	14,196	16,841	11,918	11,602
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000 Equal Weight Index Total Return
Account Value										24,112	24,112	$ 10,000	19,382	17,616	20,897	14,789	14,397	14,642	12,821	11,207	9,592
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000 Equal Weight Index Total Return
Account Value										24,112	24,112	$ 10,000	19,382	17,616	20,897	14,789	14,397	14,642	12,821	11,207	9,592
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000 Equal Weight Index Total Return
Account Value										24,112	24,112	$ 10,000	19,382	17,616	20,897	14,789	14,397	14,642	12,821	11,207	9,592
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000 Equal Weight Index Total Return
Account Value								$ 10,000		19,432	19,432		15,620	14,196	16,841	11,918	11,602
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000 Equal Weight Index Total Return
Account Value								$ 10,000		19,432	19,432		15,620	14,196	16,841	11,918	11,602
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000 Equal Weight Index Total Return
Account Value									$ 10,000	17,807	17,807		14,314	13,009	15,433	10,922	10,632	10,814
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000 Equal Weight Index Total Return
Account Value									$ 10,000	17,807	17,807		14,314	13,009	15,433	10,922	10,632	10,814
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000 Equal Weight Index Total Return
Account Value									$ 10,000	17,807	17,807		14,314	13,009	15,433	10,922	10,632	10,814
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Equal Weight Index Total Return
Account Value		$ 10,000								11,514	11,514		9,255	8,412
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000 Equal Weight Index Total Return
Account Value							$ 10,000			19,758	19,758		15,882	14,435	17,124	12,118	11,797
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value			$ 10,000							13,744	13,744		10,166	8,439	10,245
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value			$ 10,000							13,744	13,744		10,166	8,439	10,245
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value							$ 10,000			24,832	24,832		18,368	15,248	18,511	14,037	12,206
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value							$ 10,000			24,832	24,832		18,368	15,248	18,511	14,037	12,206
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World Index
Account Value					$ 10,000					18,714	18,714		14,132	11,588	14,419	11,193	10,138
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Index
Account Value				$ 10,000						17,141	17,141		12,944	10,614	13,207	10,252
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value								$ 10,000		30,447	30,447		21,413	16,766	21,658	17,011	12,369
Russell Microcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value						$ 10,001				16,322	16,322		13,097	13,276	18,301	11,362	10,879
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000									13,092	13,092
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		$ 10,000								12,172	12,172		9,434	8,496
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		$ 10,000								12,172	12,172		9,434	8,496
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name									Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value									$ 10,000	17,181	17,181		13,317	11,993	13,873	9,743	10,510	10,344
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name									Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value									$ 10,000	17,181	17,181		13,317	11,993	13,873	9,743	10,510	10,344
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name									Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value									$ 10,000	17,181	17,181		13,317	11,993	13,873	9,743	10,510	10,344
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value								$ 10,000		17,889	17,889		14,112	12,955	16,934	11,467	11,422
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value								$ 10,000		17,889	17,889		14,112	12,955	16,934	11,467	11,422
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value										23,210	23,210	$ 10,000	18,310	16,809	21,972	14,878	14,820	16,266	14,115	11,691	10,125
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value										23,210	23,210	$ 10,000	18,310	16,809	21,972	14,878	14,820	16,266	14,115	11,691	10,125
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value										23,210	23,210	$ 10,000	18,310	16,809	21,972	14,878	14,820	16,266	$ 14,115	$ 11,691	$ 10,125
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value								$ 10,000		17,684	17,684		13,852	12,640	17,871	13,410	11,589
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value								$ 10,000		17,684	17,684		13,852	12,640	17,871	13,410	11,589
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value									$ 10,000	15,885	15,885		12,443	11,354	16,053	12,046	10,410	11,520
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value									$ 10,000	15,885	15,885		12,443	11,354	16,053	12,046	10,410	11,520
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value									$ 10,000	15,885	15,885		12,443	11,354	16,053	12,046	10,410	$ 11,520
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000								11,793	11,793		9,347	8,399
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value							$ 10,000			19,640	19,640		15,567	13,988	17,731	12,226	11,960
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000							11,904	11,904		9,205	8,114	10,066
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000							11,904	11,904		9,205	8,114	10,066
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value							$ 10,000			21,148	21,148		16,352	14,414	17,882	12,948	12,384
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value							$ 10,000			$ 21,148	$ 21,148		$ 16,352	$ 14,414	$ 17,882	$ 12,948	$ 12,384